Financial Instruments - Maturity Analysis of Derivative Financial Liabilities (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 73,757
Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	46,107
Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	11,925
Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1,467
Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	14,258
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	27,329
Less than 1 year [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	11,364
Less than 1 year [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1,707
Less than 1 year [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	14,258
1 year - 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	42,059
1 year - 5 years [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	34,743
1 year - 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	5,849
1 year - 5 years [member] | Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1,467
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	4,369
After 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 4,369